S000062125 [Member] Expense Example - FlexShares High Yield Value-Scored Bond Index Fund - FlexShares High Yield Value-Scored Bond Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	$ 479